Revenues (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Revenues [Abstract]
Disaggregation Of Revenues

	Three Months Ended June 30,		Six Months Ended June 30,
	2019	2018	2019	2018
Operating revenues
Revenues contributing to earnings:
Distribution base revenues	$497	$529	$996	$1,036
Transmission base revenues (TCOS revenues):
Billed to third-party wholesale customers	168	141	312	266
Billed to REPs serving Oncor distribution customers, through TCRF	93	79	177	157
Total transmission base revenues	261	220	489	423
Other miscellaneous revenues	19	16	35	31
Total revenues contributing to earnings	777	765	1,520	1,490

Revenues collected for pass-through expenses:
TCRF - third-party wholesale transmission service	254	238	514	483
EECRF and other regulatory charges	10	18	23	38
Revenues collected for pass-through expenses	264	256	537	521

Total operating revenues	$1,041	$1,021	$2,057	$2,011

Year Ended December 31,
2018

Operating revenues
Revenues contributing to earnings:
Distribution base revenues	$2,139
Transmission base revenues (TCOS revenues)
Billed to third-party wholesale customers	548
Billed to REPs serving Oncor distribution customers, through TCRF	310
Total transmission base revenues	858
Other miscellaneous revenues	71
Total revenues contributing to earnings	3,068

Revenues collected for pass-through expenses:
TCRF - third-party wholesale transmission service	962
EECRF and other regulatory charges	71
Revenues collected for pass-through expenses	1,033

Total operating revenues	$4,101